Property Plant and Equipment (Information) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Balance at beginning of year		$ 4,309
Balance at end of year		4,521	$ 4,309
Depreciated balance at end of year		4,521	4,309
Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		9,158	8,800
Additions		490	539
Disposals		(63)	(73)
Translation differences		269	(113)
Reclassification from assets held for sale, Property, Plant and Equipment		(44)	5
Balance at end of year		9,810	9,158
Depreciated balance at end of year		9,158	9,158
Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		4,849	4,588
Depreciation for the year		355	365
Disposals		(56)	(60)
Impairment		13	5
Translation differences		147	(49)
Reclassification from assets held for sale, Property, Plant and Equipment		(19)
Balance at end of year		5,289	4,849
Depreciated balance at end of year		4,849	4,849
Land roads and buildings [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		354
Balance at end of year		393	354
Depreciated balance at end of year		393	354
Land roads and buildings [Member] | Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		763	760
Additions		42	24
Disposals		(6)	(4)
Translation differences		49	(17)
Reclassification from assets held for sale, Property, Plant and Equipment		(4)	0
Balance at end of year		844	763
Depreciated balance at end of year		763	763
Land roads and buildings [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		409	396
Depreciation for the year		23	22
Disposals		(4)	(2)
Impairment		0	0
Translation differences		24	(7)
Reclassification from assets held for sale, Property, Plant and Equipment		(1)
Balance at end of year		451	409
Depreciated balance at end of year		409	409
Installations and equipment [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		2,176
Balance at end of year		2,268	2,176
Depreciated balance at end of year		2,268	2,176
Installations and equipment [Member] | Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		5,408	5,038
Additions		302	488
Disposals		(28)	(49)
Translation differences		136	(72)
Reclassification from assets held for sale, Property, Plant and Equipment		(30)	3
Balance at end of year		5,788	5,408
Depreciated balance at end of year		5,408	5,408
Installations and equipment [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		3,232	3,085
Depreciation for the year		227	218
Disposals		(23)	(41)
Impairment		13	5
Translation differences		85	(35)
Reclassification from assets held for sale, Property, Plant and Equipment		(14)
Balance at end of year		3,520	3,232
Depreciated balance at end of year		3,232	3,232
Dikes and evaporating ponds [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		771
Balance at end of year		835	771
Depreciated balance at end of year		835	771
Dikes and evaporating ponds [Member] | Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		1,715	1,634
Additions		140	89
Disposals		0	0
Translation differences		33	(8)
Reclassification from assets held for sale, Property, Plant and Equipment		0	0
Balance at end of year		1,888	1,715
Depreciated balance at end of year		1,715	1,715
Dikes and evaporating ponds [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		944	848
Depreciation for the year		84	102
Disposals		0	0
Impairment		0	0
Translation differences		25	(6)
Reclassification from assets held for sale, Property, Plant and Equipment		0
Balance at end of year		1,053	944
Depreciated balance at end of year		944	944
Heavy mechanical equipment [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		66
Balance at end of year		66	66
Depreciated balance at end of year		66	66
Heavy mechanical equipment [Member] | Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		149	157
Additions		7	2
Disposals		(12)	(10)
Translation differences		7	0
Reclassification from assets held for sale, Property, Plant and Equipment		(1)	0
Balance at end of year		150	149
Depreciated balance at end of year		149	149
Heavy mechanical equipment [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		83	84
Depreciation for the year		7	8
Disposals		(12)	(9)
Impairment		0	0
Translation differences		7	0
Reclassification from assets held for sale, Property, Plant and Equipment		(1)
Balance at end of year		84	83
Depreciated balance at end of year		83	83
Furniture, vehicles and equipment [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		63
Balance at end of year		61	63
Depreciated balance at end of year		61	63
Furniture, vehicles and equipment [Member] | Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		244	235
Additions		13	19
Disposals		(17)	(10)
Translation differences		9	(2)
Reclassification from assets held for sale, Property, Plant and Equipment		(7)	2
Balance at end of year		242	244
Depreciated balance at end of year		244	244
Furniture, vehicles and equipment [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		181	175
Depreciation for the year		14	15
Disposals		(17)	(8)
Impairment		0	0
Translation differences		6	(1)
Reclassification from assets held for sale, Property, Plant and Equipment		(3)
Balance at end of year		181	181
Depreciated balance at end of year		181	181
Plants under construction and spare parts for installations [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year	[1]	879
Balance at end of year	[1]	898	879
Depreciated balance at end of year	[1]	898	879
Plants under construction and spare parts for installations [Member] | Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year	[1]	879	976
Additions	[1]	(14)	(83)
Disposals	[1]	0	0
Translation differences	[1]	35	(14)
Reclassification from assets held for sale, Property, Plant and Equipment	[1]	(2)	0
Balance at end of year	[1]	898	879
Depreciated balance at end of year	[1]	879	879
Plants under construction and spare parts for installations [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year	[1]	0	0
Depreciation for the year	[1]	0	0
Disposals	[1]	0	0
Impairment	[1]	0	0
Translation differences	[1]	0	0
Reclassification from assets held for sale, Property, Plant and Equipment	[1]	0
Balance at end of year	[1]	0	0
Depreciated balance at end of year	[1]	$ 0	$ 0

[1]	The additions for the year are presented net of items the construction of which were completed and accordingly were recorded in other categories in the “property, plant and equipment” section.